Share Purchase Warrants (Details 2)	12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 31, 2024 $ / shares
Share Purchase Warrants
Risk free interest rates	2.64%	2.64%	3.50%
Volatilities	114.00%	114.00%	152.00%
Market prices of common shares | (per share)	$ 0.089		$ 0.056
Expected dividends	0.00%	0.00%	0.00%
Expected lives	3 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days
Exercise prices		$ 0.11	$ 0.11
Fair values of warrants		$ 0.06	$ 0.05